Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	120 Months Ended	132 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000161034_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000161034_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000161034_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000161034_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000161034_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000161034_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000161034_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000161034_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000161034_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000161034_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000161034_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000161034_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000177148_0_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Custom Momentum Composite Index
C000177148_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177148_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,980
C000177148_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,432
C000177148_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,363
C000177148_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,770
C000177148_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,301
C000177148_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,835
C000177148_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,024
C000177148_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,399
C000177148_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,738
C000177148_4_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
C000177148_4_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177148_4_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,768
C000177148_4_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,450
C000177148_4_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,375
C000177148_4_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,041
C000177148_4_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,620
C000177148_4_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,123
C000177148_4_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,529
C000177148_4_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,154
C000177148_4_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,471
C000158877_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell SMID 500™ Index
C000158877_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000158877_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,241
C000158877_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,029
C000158877_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,715
C000158877_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,711
C000158877_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,154
C000158877_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,353
C000158877_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,880
C000158877_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,301
C000158877_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,064
C000158877_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,936
C000158877_4_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000158877_4_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000158877_4_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000158877_4_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000158877_4_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000158877_4_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000158877_4_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000158877_4_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000158877_4_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000158877_4_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000158877_4_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000158877_4_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000163539_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000163539_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000163539_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000163539_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000163539_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000163539_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000163539_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000163539_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000163539_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000163539_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000163539_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000163539_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000103377_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000103377_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103377_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000103377_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000103377_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000103377_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000103377_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000103377_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000103377_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000103377_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000103377_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000103377_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000195574_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI U.S. Value Index Fund
C000195574_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000195574_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,367
C000195574_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,431
C000195574_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,375
C000195574_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,348
C000195574_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,044
C000195574_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,991
C000195574_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,716
C000195574_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,237
C000195574_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,182
C000195574_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Value Focus Index℠
C000195574_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000195574_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,382
C000195574_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,441
C000195574_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,377
C000195574_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,369
C000195574_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,083
C000195574_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,064
C000195574_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,800
C000195574_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,341
C000195574_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,358
C000195574_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000195574_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000195574_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,621
C000195574_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,469
C000195574_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,841
C000195574_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,520
C000195574_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,708
C000195574_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,882
C000195574_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,064
C000195574_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,831
C000195574_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,080
C000161034_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI U.S. Quality Index Fund
C000161034_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000161034_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,470
C000161034_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,845
C000161034_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,188
C000161034_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,246
C000161034_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,203
C000161034_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,617
C000161034_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,002
C000161034_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,725
C000161034_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,363
C000161034_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	43,741
C000161034_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity SAI U.S. Quality Index Fund Linked Index℠
C000161034_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000161034_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,496
C000161034_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,893
C000161034_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,251
C000161034_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,325
C000161034_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,321
C000161034_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,722
C000161034_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,170
C000161034_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,910
C000161034_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,680
C000161034_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	44,334
C000161034_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Quality Focus Index℠
C000161034_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000161034_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,470
C000161034_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,845
C000161034_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,204
C000161034_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,268
C000161034_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,246
C000161034_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,651
C000161034_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,088
C000161034_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,808
C000161034_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,563
C000161034_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	44,196
C000177148_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI U.S. Momentum Index Fund
C000177148_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177148_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,980
C000177148_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,432
C000177148_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,363
C000177148_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,770
C000177148_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,301
C000177148_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,835
C000177148_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,024
C000177148_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,399
C000177148_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,738
C000177148_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Momentum Linked Index
C000177148_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177148_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,002
C000177148_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,464
C000177148_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,416
C000177148_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,851
C000177148_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,435
C000177148_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,974
C000177148_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,212
C000177148_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,645
C000177148_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,076
C000177148_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Large Cap Momentum Focus Index℠
C000177148_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177148_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,980
C000177148_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,432
C000177148_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,363
C000177148_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,770
C000177148_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,301
C000177148_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,835
C000177148_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,024
C000177148_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,399
C000177148_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,738
C000163540_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI U.S. Large Cap Index Fund
C000163540_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000163540_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,603
C000163540_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,484
C000163540_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,560
C000163540_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,283
C000163540_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,216
C000163540_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,177
C000163540_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,926
C000163540_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,224
C000163540_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,993
C000163540_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,635
C000163540_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000163540_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000163540_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000163540_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000163540_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000163540_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000163540_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000163540_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000163540_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000163540_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000163540_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000163540_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000158877_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Small-Mid Cap Momentum Index Fund
C000158877_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000158877_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,241
C000158877_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,029
C000158877_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,715
C000158877_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,711
C000158877_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,154
C000158877_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,353
C000158877_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,880
C000158877_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,301
C000158877_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,064
C000158877_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,474
C000158877_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity SAI Small-Mid Cap Linked Index℠
C000158877_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000158877_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,245
C000158877_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,058
C000158877_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,746
C000158877_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,746
C000158877_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,218
C000158877_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,418
C000158877_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,925
C000158877_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,358
C000158877_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,121
C000158877_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,514
C000158877_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Small-Mid Cap Momentum Focus Index℠
C000158877_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000158877_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,241
C000158877_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,029
C000158877_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,715
C000158877_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,711
C000158877_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,154
C000158877_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,353
C000158877_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,880
C000158877_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,301
C000158877_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,064
C000158877_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,545
C000163539_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Real Estate Index Fund
C000163539_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000163539_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,440
C000163539_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,805
C000163539_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,863
C000163539_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,120
C000163539_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,743
C000163539_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,203
C000163539_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,023
C000163539_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,159
C000163539_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,457
C000163539_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,323
C000163539_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Real Estate Linked Index℠
C000163539_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000163539_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,434
C000163539_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,798
C000163539_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,865
C000163539_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,094
C000163539_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,732
C000163539_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,194
C000163539_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,017
C000163539_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,199
C000163539_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,493
C000163539_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,361
C000163539_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US IMI Real Estate 25/25 Index
C000163539_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000163539_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,826
C000163539_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,277
C000163539_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,636
C000163539_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,045
C000163539_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,109
C000163539_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,471
C000163539_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,073
C000163539_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,476
C000163539_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,825
C000163539_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,042
C000103377_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Real Estate Index Fund
C000103377_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103377_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,439
C000103377_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,807
C000103377_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,870
C000103377_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,094
C000103377_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,707
C000103377_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,172
C000103377_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,991
C000103377_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,159
C000103377_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,462
C000103377_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,312
C000103377_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Real Estate Linked Index℠
C000103377_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103377_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,434
C000103377_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,798
C000103377_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,865
C000103377_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,094
C000103377_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,732
C000103377_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,194
C000103377_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,017
C000103377_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,199
C000103377_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,493
C000103377_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,361
C000103377_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US IMI Real Estate 25/25 Index
C000103377_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103377_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,830
C000103377_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,281
C000103377_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,640
C000103377_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,050
C000103377_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,115
C000103377_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,476
C000103377_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,079
C000103377_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,482
C000103377_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,831
C000103377_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 17,049